Restructuring and Asset Impairment Charges, Net	3 Months Ended
Dec. 27, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Asset Impairment Charges, Net
Restructuring and Asset Impairment Charges, Net
During the first quarter of fiscal 2014, the Company identified and pursued opportunities for cost savings through restructuring activities and workforce reductions to improve operating efficiencies across the Company's businesses. The Company expects to incur restructuring and restructuring related charges in the range of $50 million to $75 million in fiscal 2014, which does not include repositioning charges as described below.
The Company recorded restructuring and asset impairment charges by action and Consolidated Statement of Operations classification as follows ($ in millions):

	For the Quarters Ended
	December 27, 2013	December 28, 2012
2014 actions	$1	$—
2013 actions	1	5
2012 and prior actions	1	2
Total	$3	$7
Charges reflected in restructuring and asset impairments, net	$3	$7

2014 Actions

Restructuring and asset impairment charges, net, during the quarter ended December 27, 2013 related to the 2014 actions are as follows ($ in millions):

For the Quarter Ended December 27, 2013
Employee Severance and Benefits
ROW Installation & Services	1
Total	$1

The rollforward of the reserves from September 27, 2013 to December 27, 2013 is as follows ($ in millions):

Balance as of September 27, 2013	$—
Charges	1
Balance as of December 27, 2013	$1

2013 Actions
Restructuring and asset impairment charges, net, during the quarter ended December 27, 2013 related to the 2013 actions are as follows ($ in millions):

	For the Quarter Ended December 27, 2013
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
NA Installation & Services	$(1)	$1	$—
ROW Installation & Services	(3)	—	(3)
Global Products	4	—	4
Total	$—	$1	$1

	For the Quarter Ended December 28, 2012
	Employee Severance and Benefits	Facility Exit and Other Charges	Total
ROW Installation & Services	$2	$1	$3
Global Products	1	—	1
Corporate and Other	1	—	1
Total	$4	$1	$5
Restructuring and asset impairment charges, net, incurred cumulative to date from initiation of the 2013 actions are as follows ($ in millions):

	Employee Severance and Benefits	Facility Exit and Other Charges	Total
NA Installation & Services	$33	$2	$35
ROW Installation & Services	43	4	47
Global Products	13	2	15
Corporate and Other	3	—	3
Total	$92	$8	$100

The rollforward of the reserves from September 27, 2013 to December 27, 2013 is as follows ($ in millions):

Balance as of September 27, 2013	$68
Charges	6
Reversals	(5)
Utilization	(16)
Balance as of December 27, 2013	$53

2012 and prior actions
The Company continues to maintain restructuring reserves related to actions initiated prior to fiscal 2013. The total amount of these reserves was $54 million and $62 million as of December 27, 2013 and September 27, 2013, respectively. The Company incurred $1 million of restructuring charges, net and utilized $8 million for the quarter ended December 27, 2013. The Company incurred $2 million of restructuring charges, net for the quarter ended December 28, 2012 related to 2012 and prior actions. The aggregate remaining reserves primarily relate to facility exit costs for long-term non-cancelable lease obligations primarily within the Company's ROW Installation & Services segment.
Total Restructuring Reserves
As of December 27, 2013 and September 27, 2013, restructuring reserves related to all actions were included in the Company's Consolidated Balance Sheets as follows ($ in millions):

	As of
	December 27, 2013	September 27, 2013
Accrued and other current liabilities	$90	$112
Other liabilities	18	18
Total	$108	$130

Restructuring reserves for businesses that are included within Liabilities held for sale on the Consolidated Balance Sheets are excluded from the table above. See Note 3.
Repositioning
The Company has initiated certain global actions designed to reduce its cost structure and improve future profitability by streamlining operations and better aligning functions, which the Company refers to as repositioning actions. These actions may or may not lead to a future restructuring action. During the quarter ended December 27, 2013, the Company recorded repositioning charges of $6 million primarily related to professional fees which have been reflected in Selling, general and administrative expenses in the Consolidated Statement of Operations. There were no repositioning charges incurred during the quarter ended December 28, 2012.